EARNINGS PER SHARE - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
STOCKHOLDERS EQUITY AND EARNINGS PER SHARE
Common stock, outstanding	84,196	84,196				81,535				84,196	81,535
Reconciliation of shares for basic and diluted net income per share
Net income	$ 2,167	$ 25,169	$ 17,030	$ 18,825	$ (3,261)	$ 3,974	$ 11,271	$ 7,053	$ (6,897)	$ 57,763	$ 15,401	$ 47,977
Weighted average common shares outstanding—basic	84,196				81,419					81,777	81,479	81,097
Effect of dilutive securities	1,661									1,742	1,493	1,658
Weighted average common shares outstanding—diluted	85,857				81,419					83,519	82,972	82,755
Basic	$ 0.03	$ 0.30	$ 0.21	$ 0.23	$ (0.04)	$ 0.05	$ 0.14	$ 0.09	$ (0.08)	$ 0.71	$ 0.19	$ 0.59
Diluted	$ 0.03	$ 0.30	$ 0.21	$ 0.23	$ (0.04)	$ 0.05	$ 0.14	$ 0.09	$ (0.08)	$ 0.69	$ 0.19	$ 0.58